Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Investments in U.S. Treasury notes - amortized cost	$ 26,072,098	$ 36,557,560
Cash deonominated in foreign currencies, cost	4,474,848	5,080,323
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	$ 175,434,923	$ 148,952,529
Managing Owner Interest [Member]
Units outstanding	3,653.388	4,917.000
Series 1 Unitholders [Member]
Units outstanding	158,499.560	164,988.926
Series 2 Unitholders [Member]
Units outstanding	6.799	39.121
Series 3 Unitholders [Member]
Units outstanding	15,531.699	13,929.871
Series 4 Unitholders [Member]
Units outstanding	2,828.734	2,541.689